Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2012	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	91,011	14,452	92,424	14,548	88,761	14,123	100,670	16,159	372,866	59,849
Gross profit	(3,026)	(480)	1,881	296	866	138	(2,828)	(454)	(3,107)	(499)
Net income	(15,128)	(2,403)	(11,916)	(1,875)	(14,856)	(2,364)	(12,527)	(2,009)	(54,427)	(8,736)
Basic and diluted earnings per share	(1.16)	(0.18)	(0.91)	(0.14)	(1.14)	(0.18)	(0.96)	(0.15)	(4.17)	(0.67)